Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Cash and balances with central banks	£ 226	£ 919	£ 919
Loans and advances at amortised cost	4,510	5,514	5,554
Fair value through other comprehensive income	604	831	662
Negative interest on liabilities	68	13	35
Other	598	808	289
Interest similar income	6,006	8,085	7,459
Deposits at amortised cost	(644)	(1,778)	(1,591)
Debt securities in issue	(424)	(873)	(493)
Subordinated liabilities	(1,112)	(1,096)	(1,397)
Negative interest on assets	(325)	(250)	(228)
Other	(341)	(181)	(620)
Interest similar expense	(2,846)	(4,178)	(4,329)
Net interest income	£ 3,160	£ 3,907	£ 3,130